Jun. 29, 2015
Retail | Fidelity Money Market Fund
Supplement to the
Fidelity® Government Money Market Fund, Fidelity Money Market Fund, and Fidelity Treasury Only Money Market Fund
June 29, 2015
Prospectus

The following information supplements information for Fidelity Government Money Market Fund and Fidelity Treasury Only Money Market Fund found in the "Fund Summary" section under the heading "Principal Investment Risks" on page 4 and page 12, respectively.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.